Filed pursuant to Rule 497
File No. 333-175624

Maximum Offering of 150,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 10 dated April 3, 2014

to

Prospectus dated April 30, 2013

This Supplement No. 10 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated April 30, 2013 (the “Prospectus”), Supplement No. 1 to the Prospectus dated May 16, 2013, Supplement No. 2 to the Prospectus dated May 31, 2013, Supplement No. 3 to the Prospectus dated June 18, 2013, Supplement No. 4 to the Prospectus dated June 28, 2013, Supplement No. 5 to the Prospectus dated July 1, 2013, Supplement No. 6 to the Prospectus dated July 23, 2013, Supplement No. 7 to the Prospectus dated September 17, 2013, Supplement No. 8 to the Prospectus dated December 23, 2013 and Supplement No. 9 to the Prospectus dated February 28, 2014.

You should carefully consider the “Risk Factors” beginning on page 28 of the Prospectus before you decide to invest.

Status of Our Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $238.5 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC (“SIC Advisors”) in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of April 2, 2014, we have combined proceeds, as well as leverage through a revolving credit facility with ING Capital LLC to invest $214.3 million across 50 transactions, the details of which are listed below.

The table below shows our investment portfolio as of April 2, 2014. As of such date, the weighted average yield based upon original cost on our portfolio investments was approximately 9.4%, and 20.2% of our income-bearing investment portfolio bore interest based on fixed rates, and 79.8% bore interest at floating rates, such as LIBOR.

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Access Media 3, Inc.	Broadcasting and Entertainment	Senior Secured First Lien Term Loans	10/22/2018	10.000%	$7.00	10/22/2013
Aderant North America, Inc.	Electronics	Senior Secured Second Lien Term Loans	6/20/2019	10.000%	0.45	12/20/2012
Alcatel-Lucent USA, Inc.	Telecommunications	Senior Secured First Lien Term Loans	1/30/2019	4.500%	0.99	2/8/2013
ALG USA Holdings, Inc.	Leisure, Amusement, Motion Pictures, Entertainment	Senior Secured Second Lien Term Loans	2/28/2020	10.250%	2.00	2/28/2013

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Allen Edmonds Corporation	Retail Stores	Senior Secured Second Lien Term Loans	5/27/2019	10.000%	7.00	11/26/2013
American Pacific Corporation	Chemicals, Plastics and Rubber	Senior Secured First Lien Term Loans	2/27/2019	7.000%	8.00	2/27/2014
Anaren, Inc.	Electronics	Senior Secured First Lien Term Loans	3/6/2019	5.500%	3.99	2/27/2014
Anaren, Inc.	Electronics	Senior Secured Second Lien Term Loans	3/6/2019	9.250%	10.00	2/27/2014
Ascensus, Inc.	Finance	Senior Secured Second Lien Term Loans	12/2/2020	9.000%	4.00	11/12/2013
Associated Asphalt Partners LLC	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	2.00	2/27/2013
Atrium Innovations, Inc.	Healthcare, education, and childcare	Senior Secured Second Lien Term Loans	8/13/2021	7.750%	5.00	1/29/2014
Bennu Oil & Gas, LLC	Oil and Gas	Senior Secured Second Lien Term Loans	11/1/2018	10.250%	4.48	10/31/2013
Bon-Ton Stores, Inc.	Retail Stores	Senior Secured Second Lien Notes	7/15/2017	10.625%	1.70	9/21/2012
Caesars Entertainment Operating Co., Inc.	Hotels, Motels, Inns, and Gaming	Senior Secured First Lien Notes	6/1/2017	11.250%	6.00	5/3/2013
Charming Charlie, Inc.	Retail Stores	Senior Secured First Lien Term Loans	1/9/2019	9.000%	7.00	12/18/2013
Collective Brands Finance Inc.	Retail Stores	Senior Secured Second Lien Term Loans	3/11/2022	8.500%	6.00	3/6/2014
Cornerstone Chemical Company	Chemicals, Plastics, and Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013
Deltek, Inc.	Electronics	Senior Secured Second Lien Term Loans	10/10/2019	10.000%	3.00	10/10/2012
Drew Marine Partners LP	Cargo Transport	Senior Secured Second Lien Term Loans	5/19/2021	8.000%	8.50	12/10/2013
Dynamic Energy Services International LLC	Oil and Gas	Senior Secured First Lien Term Loans	3/11/2019	9.500%	10.00	3/3/2014
EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013
Gastar Exploration USA, Inc.	Oil and Gas	Senior Secured First Lien Notes	5/15/2018	8.625%	5.40	5/10/2013
Great Atlantic & Pacific Tea Company	Grocery	Senior Secured First Lien Term Loans	3/13/2017	11.000%	0.93	4/27/2012
Green Field Energy Services, Inc.	Oil and Gas	Senior Secured First Lien Notes	11/15/2016	13.000%	0.75	5/23/2012
Greenway Medical Technologies	Healthcare, education, and childcare	Senior Secured Second Lien Term Loans	11/4/2021	9.250%	1.00	11/1/2013
Healogics, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	2/5/2020	9.250%	2.00	2/5/2013
Holland Acquisition Corp.	Oil and Gas	Senior Secured First Lien Term Loans	5/29/2018	10.000%	5.00	9/26/2013
IDQ Holdings, Inc.	Automobile	Senior Secured First Lien Notes	4/1/2017	11.500%	1.00	4/25/2012
Integra Telecom, Inc.	Telecommunications	Senior Secured Second Lien Term Loans	2/22/2020	9.750%	1.62	2/15/2013
Interface Security Systems, Inc.	Electronics	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013
IronGate Energy Services LLC	Oil and Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013
Isola USA Corp.	Electronics	Senior Secured First Lien Term Loans	11/23/2018	9.250%	1.99	1/24/2014
Kik Custom Products, Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	10/29/2019	9.500%	5.00	11/1/2013

Company	Sector	Security Type	Maturity	Interest Rate*	Principal Amount ($’MM)	Acquisition Date
Linc Energy Finance (USA), Inc.	Oil and Gas	Senior Secured First Lien Notes	10/31/2017	12.500%	1.00	10/5/2012
Liquidnet Holdings, Inc.	Finance	Senior Secured First Lien Term Loans	5/7/2017	9.250%	5.20	5/3/2013
Livingston International, Inc.	Cargo Transport	Senior Secured Second Lien Term Loans	4/18/2020	9.000%	2.66	4/16/2013
Newpage Corporation	Containers, Packaging, and Gas	Senior Secured First Lien Term Loans	3/5/2019	9.250%	8.00	2/5/2014
Omnitracs, Inc.	Electronics	Senior Secured Second Lien Term Loans	4/29/2020	8.750%	7.00	10/29/2013
Reddy Ice Group, Inc.	Beverage, Food, and Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	10.750%	2.00	3/28/2013
Renaissance Learning Inc.	Healthcare, Education, and Childcare	Senior Secured Second Lien Term Loans	5/14/2021	8.750%	3.50	10/16/2013
Response Team Holdings, LLC	Buildings and Real Estate	Senior Secured First Lien Term Loans	3/28/2019	10.500%	12.22	3/28/2014
School Specialty, Inc.	Healthcare, Education, and Childcare	Senior Secured First Lien Term Loans	6/11/2019	9.500%	5.98	5/29/2013
Securus Technologies, Inc.	Telecommunications	Senior Secured Second Lien Term Loans	4/30/2021	9.000%	2.00	4/17/2013
Sesac Holdco II, Inc.	Broadcasting and Entertainment	Senior Secured Second Lien Term Loans	7/12/2019	10.000%	2.25	2/13/2013
Sizzling Platter, LLC	Beverage, Food, and Tobacco	Senior Secured First Lien Notes	4/15/2016	12.250%	2.06	7/19/2012
Tectum Holdings Inc.	Automobile	Senior Secured Second Lien Term Loans	3/12/2019	9.000%	12.50	3/12/2014
Tempel Steel Company	Mining, Steel, Iron, and Nonprecious Metals	Senior Secured First Lien Notes	8/15/2016	12.000%	1.12	4/20/2012
True Religion Apparel, Inc.	Personal and Nondurable Consumer Products (Manufacturing Only)	Senior Secured Second Lien Term Loans	1/30/2020	11.000%	4.00	7/29/2013
US Well Services, LLC	Oil and Gas	Senior Secured First Lien Notes	2/15/2017	14.500%	3.82	8/16/2012
YP LLC	Business Services	Senior Secured First Lien Term Loans	6/4/2018	7.750%	5.83	2/13/2014

Total					214.29

Increase in Public Offering Price

On April 2, 2014, the pricing committee of our board of directors approved an increase to our public offering price from $10.20 per share to $10.25 per share. This increase will become effective with the weekly closing scheduled to occur on or about April 4, 2014. The purpose of this action is to ensure that our net asset value per share, after deducting selling commissions and dealer manager fees, does not exceed our offering price per share, as required by the Investment Company Act of 1940.

Extension of Offering Period

As disclosed in the Prospectus, we file post-effective amendments to our registration statement that will allow us to continue the offering for at least two years from the date we commenced our public offering on April 17, 2012, unless extended. On March 2, 2014, our board of directors approved an extension of the Company’s offering period for an additional period of one year, extending the public offering to April 17, 2015, unless further extended by our board of directors.

Distributions

On March 12, 2014, our board of directors declared a series of semi-monthly distributions for April, May and June 2014 in the amount of $0.03333 per share. These distributions represent an annualized yield of 7.8% based on our current offering price of $10.25 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.03333	April 15, 2014	April 30, 2014
$0.03333	April 30, 2014	April 30, 2014
$0.03333	May 15, 2014	May 30, 2014
$0.03333	May 30, 2014	May 30, 2014
$0.03333	June 13, 2014	June 30, 2014
$0.03333	June 30, 2014	June 30, 2014

Total Return Swap

On August 27, 2013, Arbor Funding LLC (“Arbor”), a wholly-owned financing subsidiary of the Company, entered into a total return swap (“TRS”) for senior secured assets with Citibank, N.A. (“Citibank”). On March 21, 2014, the Company amended and restated its Confirmation Letter Agreement (the “Amended Confirmation Agreement”) with Citibank in order to increase the maximum market value (determined at the time each such loan becomes subject to the TRS) of the portfolio of loans that Arbor may select from $100,000,000 to $200,000,000, and increased the interest rate payable to Citi from LIBOR plus 1.30% per annum to LIBOR plus 1.35% per annum. Other than the foregoing, the Amended Confirmation Agreement did not change any of the other terms of the TRS.

Revolving Credit Facility

On December 4, 2013, we entered into a three-year senior secured syndicated revolving credit facility with a one-year term out period (the “Revolving Credit Facility”) led by ING Capital LLC. The Revolving Credit Facility allows for us, at our option, to borrow money at a rate of either (i) an alternate base rate plus 2.50% per annum or (ii) LIBOR plus 3.00% per annum. The initial commitment under the Revolving Credit Facility was $50,000,000, and includes an accordion feature that allows for potential future expansion of the Revolving Credit Facility up to a total of $100,000,000. On March 27, 2014, the Company closed an additional $45,000,000 of commitments to the Revolving Credit Facility, which results in total current commitments to the Revolving Credit Facility of $95,000,000.

Form of Subscription Agreement

The Form of Subscription Agreement found in Appendix A to this supplement replaces in its entirety the corresponding Form of Subscription Agreement found in Appendix A of the Prospectus.

SIERRA
INCOME CORPORATION

INVESTOR INSTRUCTIONS

Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: We do not accept money orders, traveler's checks, starter checks, foreign checks, counter checks, third-party checks or cash.

Generally, you must initially invest at least $2,000 ($2500 for TN) in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the applicable minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to our distribution reinvestment plan.

2. Account Type- Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

3. Investor Information - SSN or TIN Required

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. Partnerships, corporations and other organizations should include the name of an individual to whom correspondence should be addressed.

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

4. Investment Title - SSN or TIN Required

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9, you are certifying that this number is correct.

Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee.

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

If you wish to purchase shares through an IRA, and need an IRA account, First Trust Retirement has agreed to serve as IRA custodian for such purpose. Sierra Income Corporation will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. Thereafter, investors will be responsible for the annual IRA maintenance fees. Further information about custodial services is available through your broker or our dealer manager.

Complete this section if the registered owner of the investment will be a Custodian Plan or Trust.

The Sierra Income Corporation name and logo are registered trademarks being used under license.

Over Please

6. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan, Sierra Income Corporation requests that if at any time there is a material change in your financial condition, including failure to meet the income and net worth standards imposed by your state of residence and set forth in the Prospectus and the Subscription Agreement relating to such investment, you promptly notify Sierra Income Corporation in writing of that fact at Sierra Income Corporation, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105. This request in no way shifts the responsibility of Sierra Income Corporation's sponsor, and participating Broker-Dealers and Registered Investment Advisors recommending the purchase of shares in this offering to make every reasonable effort to determine that the purchase of shares in this offering is a suitable and appropriate investment based on information provided by you.

Complete this section to enroll in the Distribution Reinvestment Plan, to elect to receive distributions by direct deposit and/or to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. If you choose to enroll in the DRP, all of your distributions will be reinvested through the Distribution Reinvestment Plan. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian's approval.)

7. Broker - Dealer and Registered Representative Information

PLEASE NOTE: The Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All Fields are Mandatory.

Required Representations: By signing Section 7, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer that he or she:

- has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;
- has discussed the investor's prospective purchase of shares with such investor;
- has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and other fundamental risks related to the investment in the shares, the restrictions on transfer of the shares and the risk that the investor could lose his or her entire investment in the shares;
- has delivered to the investor the Prospectus required to be delivered in connection with this subscription;
- has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 4, and
- has reasonable grounds to believe the purchase of shares is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer, (i) are duly licensed and may lawfully offer and sell the shares in the state where the investment was made and in the state designated as the investor's legal residence in Section 3; and (ii) agree to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years.

8. Electronic Delivery (Optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing the Subscription Agreement in Section 8, you acknowledge and agree that you will not receive paper copies of any stockholder communications unless (i) you notify Sierra Income Corporation that you are revoking this election with respect to all stockholder communications or (ii) you specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to you. Sierra Income Corporation has advised you that you have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. You also understand that you have the right to request a paper copy of any stockholder communication. By electing electronic delivery, you understand that you may incur certain costs associated with spending time online and downloading and printing stockholder communications and you may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair your timely receipt of or access to stockholder communications.

9. Subscriber Signatures

Please separately initial each of the representations in paragraph (1) through (5). If an Alabama resident you must also initial paragraph (6), if a California resident you must also initial paragraph (7), if an Iowa resident you must also initial paragraph (8), if a Kansas resident you must also initial paragraph (9), if a Kentucky resident you must also initial paragraph (10), if a Maine resident you must also initial paragraph (11), if a Massachusetts resident you must also initial paragraph (12), if a Nebraska resident you must also initial paragraph (13), if a New Jersey resident you must also initial paragraph (14), if a New Mexico resident you must also initial paragraph (15), if a North Dakota resident you must also initial paragraph (16), If an Ohio resident you must also initial paragraph (17), if an Oklahoma resident you must also initial paragraph (18), if an Oregon resident you must also initial paragraph (19), if a Texas resident you must also initial paragraph (20) and if a Tennessee resident you must also initial paragraph (21). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

For Payments (including wires):

Payments may be wired to:
UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

2/14 SIO018-H

SIERRA
INCOME CORPORATION

SUBSCRIPTION AGREEMENT

1. Investment

Amount of Subscription: ____________ State of Sale: ____________

Minimum Initial Investment is $2,000 ($2500 for TN).
Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Payment will be made with: ☐ Enclosed Check ☐ Funds Wired ☐ Funds to Follow

2. Account Type - Check One Box Only

Non-Qualified Registration Types

- ☐ Individual (If TOD, attach application)
- ☐ Joint Tenant* (If TOD, attach application)
- ☐ Tenants in Common*
- ☐ Community Property*
- ☐ Trust**
- ☐ Non-Profit Organization**
- ☐ UGMA: State of ____________
- ☐ UTMA: State of ____________
- ☐ Corporation**
  - ☐ S-Corp ☐ C-Corp (Will default to S-Corp if nothing is marked)
- ☐ Partnership**
- ☐ Other (Specify) ____________

Qualified Registration Types

- ☐ Traditional (Individual) IRA
- ☐ Simple IRA
- ☐ Beneficial IRA
  - as Beneficiary for: ____________
- ☐ Profit Sharing Plan**
- ☐ KEOGH Plan**
- ☐ SEP IRA
- ☐ ROTH IRA
- ☐ Pension Plan**

**All parties must sign.*

***Please attach pages of trust/plan document (or corporate resolution) which lists the names of trust/plan, trustees, signatures and date. The Certification of Investment Powers for Trust Accounts form may be completed in lieu of providing trust documents.*

> For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 5

3. Investor Information - SSN or TIN Required

Investor #1 Name: ____________ SSN/Tax ID: ____________ DOB: ____________

Investor #2 Name: ____________ SSN/Tax ID: ____________ DOB: ____________

Street Address: ____________

City: ____________ State: ____________ Zip Code: ____________

Optional
Mailing Address: ____________

City: ____________ State: ____________ Zip Code: ____________

Phone (day): ____________ Phone (evening): ____________

E-mail: ____________

☐ US Citizen ☐ US Citizen residing outside the US

☐ Foreign citizen, country: ____________ ☐ Check here if you are subject to backup withholding

4. Investment Title - SSN or TIN Required

Please print names in which shares of common stock are to be registered. Include trust name if applicable. If IRA or qualified plan, include both custodian and investor names and Tax ID Numbers. If same as above, write "Same." **(This is the name that will appear on your statement.)**

Title Line 1: ____________

Title Line 2: ____________

Primary SSN/TIN: ____________ Secondary SSN/TIN: ____________

The Sierra Income Corporation name and logo are registered trademarks being used under license.

Over Please

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

Trustee Name:

Trustee Address 1:

Trustee Address 2:

Trustee City: State: Zip Code:

Trustee Telephone Number: Trustee Tax Identification Number:

Investor's Account Number with Trustee:

Important Note About Proxy Voting: *By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of Sierra Income Corporation that are beneficially owned by the investor as reflected on the records of Sierra Income Corporation as of the applicable record date at any meeting of the stockholders of Sierra Income Corporation. This authorization shall remain in place until revoked in writing by Custodian/Trustee. Sierra Income Corporation is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.*

6. Distribution Information (Choose one of the following options)

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian's approval.) Please see Section 6 (Distribution Information) of the Investor Instructions accompanying this Subscription Agreement for additional information. If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: Sierra Income Corporation, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

% of Distribution

☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus. ______

☐ Send distributions via check to investor's home address **(or for Qualified Plans to the address listed in Section 5)** ______

☐ Send distributions via check to the alternate payee listed here **(not available for Qualified Plans without custodial approval)** ______

Name:

Address:

City: State: Zip Code:

Account Number:

☐ Direct Deposit (Attach Voided Check) I authorize Sierra Income Corporation or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify Sierra Income Corporation in writing to cancel it. In the event that Sierra Income Corporation deposits funds erroneously into my account, Sierra Income Corporation is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Financial Institution Name: % of Distribution ☐ Checking

ABA/ Routing Number: Account Number: ☐ Savings

7. Broker - Dealer and Registered Representative Information

Broker-Dealer Name:

Representative Name: Rep Number:

Representative's Firm Name: Branch ID:

Representative's Address:

Representative's City: State: Zip Code:

Representative's Phone: Representative's Fax Number:

Representative's E-mail Address:

This Subscription was made as follows:

☐ Through a participating Broker-Dealer

☐ Through a participating RIA* unaffiliated with a participating Broker-Dealer

☐ Shares are being purchased net of commissions

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for Sierra Income Corporation) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Based on the information I obtained from the subscriber regarding the subscriber's financial situation and investment objectives, I hereby certify to Sierra Income Corporation that I have reasonable grounds for believing that the purchase of the Shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative: Date:

(If required by Broker-Dealer)

Branch Manager Signature: Date:

8. Electronic Delivery (Optional)

Instead of receiving paper copies of this Prospectus, our Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify Sierra Income Corporation that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that Sierra Income Corporation send a paper copy of a particular stockholder communications to me. Sierra Income Corporation has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only

Signature of Investor: ______________________ Date: __________

Signature of Joint Investor: ______________________ Date: __________

E-mail: (If blank - email from Section 3 will be used) ______________________

9. Subscriber Signatures

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner 1. I have received the final Prospectus of Sierra Income Corporation at least five business days before signing the Subscription Agreement.

____ Owner ____ Co-Owner 2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards." I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____ Owner ____ Co-Owner 3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____ Owner ____ Co-Owner 4. I am purchasing the shares for the account referenced in Section 4.

____ Owner ____ Co-Owner 5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____ Owner ____ Co-Owner 6. **Alabama:** In addition to the suitability standards noted above, the Alabama Securities Commission requires that this investment will only be sold to Alabama residents who represent that they have a liquid net worth of at least 10 times their investment in this program and other similar programs.

____ Owner ____ Co-Owner 7. **California:** In addition to the suitability standards noted above, a California investor's total investment in us shall not exceed 10% of his or her net worth.

____ Owner ____ Co-Owner 8. **Iowa:** In addition to the suitability standards noted above, an Iowa investor's total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner 9. **Kansas:** In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

Over Please

9. Subscriber Signatures, Continued

____ Owner ____ Co-Owner

10. **Kentucky:** In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

____ Owner ____ Co-Owner

11. **Maine:** In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

12. **Massachusetts:** In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor's aggregate investment in this offering and similar offerings, including direct participation investments, not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

13. **Nebraska:** In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

____ Owner ____ Co-Owner

14. **New Jersey:** In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor's aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities."

____ Owner ____ Co-Owner

15. **New Mexico:** In addition to the suitability standards noted above, a New Mexico resident's investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

16. **North Dakota:** In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

____ Owner ____ Co-Owner

17. **Ohio:** In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

18. **Oklahoma:** In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

____ Owner ____ Co-Owner

19. **Oregon:** In addition to the suitability standards noted above, an Oregon investor must limit is or her investment in Sierra Income Corporation to 10% of his or her net worth (excluding home, furnishings, and automobiles).

____ Owner ____ Co-Owner

20. **Texas:** In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

9. Subscriber Signatures, Continued

_____ Owner _____ Co-Owner

21. **Tennessee:** In addition to the suitability standards noted above, investors who reside in the state of Tennessee must have either (i) a liquid net worth of $100,000 and minimum annual gross in come of $100,000 or (ii) a minimum liquid net worth of $500,000. In addition, a Tennessee investor's total investment in us shall not exceed 10% of his or her liquid net worth.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that:

- You do not expect to be able to sell your shares regardless of how we perform.
- If you are able to sell your shares, you will likely receive less than your purchase price.
- We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.
- Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.
- You may not have access to the money you invest for an indefinite period of time.
- An investment in our shares is not suitable for you if you need access to the money you invest.
- Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.
- Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
- Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notifed that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notifed me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: ______________________________ Date: ____________

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: ______________________________ Date: ____________

The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

For Payments (including wires):

Payments may be wired to:
UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

4/14 SIO017-M

SIERRA
INCOME CORPORATION

ADDITIONAL SUBSCRIPTION

This form may be used by any current investor in Sierra Income Corporation who desires to purchase additional shares of Sierra Income Corporation Investors who acquired shares through a transfer of ownership or transfer of death and wish to make additional investments must complete the **Sierra Income Corporation Subscription Agreement.**

1. Investment Information

Amount of Subscription: ____________ State of Sale: ____________

Minimum Additional Investment is $500.
Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

☐ Shares are being purchased net of commissions

2. Account Number

Account Number: ____________

3. Investor Information - SSN or TIN Required

Please print names in which shares of common stock are registered.

Title Line 1: ____________

Title Line 2: ____________

Primary SSN/TIN: ____________ Secondary SSN/TIN: ____________

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)
Secondary Investor is: Additional Accountholder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name: ____________ SSN/TIN: ____________ DOB: ____________

Secondary Investor Name: ____________ SSN/TIN: ____________ DOB: ____________

Please indicate if mailing address has changed since initial investment in Sierra Income Corporation ☐ Yes ☐ No

If "yes", please print new address below:

Street Address: ____________

City: ____________ State: ____________ Zip Code: ____________

4. Investor Signatures

By signing below, you represent that you meet the applicable investor suitability standards set forth in the current prospectus, as supplemented, for Sierra Income Corporation (SIC), including (1) the minimum net worth and gross annual income standards and (2) any applicable state specific suitability standards based on your state of residence. You also represent that you are subject to all investor representations set forth in the Subscription Agreement attached to the prospectus as Appendix A.

Signature of Investor: ____________ Date: ____________

Signature of Joint Investor (for qualified accounts): ____________ Date: ____________

Please consult your Financial Representative if you have any material changes which might affect your ability to meet the applicable suitability requirements.

Over Please

The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

For Payments (including wires):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

Payments may be wired to:
UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

2/14 SI0020-F

SIERRA
INCOME CORPORATION

Product 1 Logo

Investor Instructions

This subscription agreement is not valid for use in AL, AR or TN.
Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: Money orders, traveler's checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted. A minimum initial investment of $2,000 is required, except in New York, where the minimum investment is $2,500. In no event shall any investment be less than $100.

2. Account Type- Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

3. Investor Information - SSN or TIN Required

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment. Partnerships, corporations and other organizations should include the name of an individual to whom correspondence should be addressed.

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9 and/or 10, you are certifying that this number is correct.

4. Investment Title - SSN or TIN Required

All investors must complete the space provided for taxpayer identification number or social security number. By signing in Section 9 and/or 10, you are certifying that this number is correct.

Please print the exact name(s) in which shares are to be registered. Include the trust/entity name, if applicable. If the account is Qualified, include the names and taxpayer identification numbers of the investor and the custodian or trustee.

5. Custodian/ Trustee Information

Make checks payable to the custodian and send ALL paperwork directly to the custodian.

If you would like to purchase shares through an IRA account, First Trust Retirement has agreed to act as IRA custodian for such purpose for both Sierra Income Corporation and/or Product 1. In addition, Community National Bank has agreed to act as IRA Custodian for purchases of Product 1 only or for joint purchases with Sierra Income Corporation; however, we do not require that you use our IRA custodian.

If you would like to establish a new IRA account with First Trust Retirement, Sierra Income Corporation and/or Product 1 will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. If you would like to establish a new IRA account with Community National Bank, Product 1 will pay the first-year annual IRA maintenance fees of such accounts with Community National Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees charged by either of the IRA custodians, charged at the beginning of each calendar year. Further information about custodial services is available through your broker or our dealer manager.

Complete this section if the registered owner of the investment will be a Custodian Plan or Trust.

6. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan of Sierra Income Corporation and/or Product 1, you must agree that if at any time you cannot make the investor representations or warranties set forth in the Prospectus or the Subscription Agreement relating to such investment, you must promptly notify the Investment Processing Department for Sierra Income Corporation and/or Product 1 in writing of that fact. This request in no way shifts the responsibility of the fund's sponsor, or any other person selling shares on behalf of the fund to you, to make every reasonable effort to determine that the purchase of the fund's shares is a suitable and appropriate investment based on information provided by you.

Complete this section to enroll in the Distribution Reinvestment Plan of Sierra Income Corporation and/or Product 1, to elect to receive distributions by direct deposit and/or to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. You can choose to have all or a portion of your distributions reinvested through the Distribution Reinvestment Plan. You must indicate the percentage of our distribution to be applied to each option selected and the sum of the allocations must equal 100%. The same distribution options and percentages will be used across all funds unless you indicate otherwise by requesting and attaching an Account Update Form for each fund and specifying the different options and distribution percentages individually for each fund. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian's approval.)

7. Broker - Dealer and Registered Representative Information

PLEASE NOTE: The Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All Fields are Mandatory.

Required Representations: By signing Section 7, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer that he or she:

- has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;
- has discussed the investor's prospective purchase of shares with such investor;
- has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and other fundamental risks related to the investment in the shares, the restrictions on transfer of the shares and the risk that the investor could lose his or her entire investment in the shares;
- has delivered to the investor the Prospectus required to be delivered in connection with this subscription;
- has reasonable grounds to believe the investor is purchasing these shares for the account referenced in Section 4, and
- has reasonable grounds to believe the purchase of shares is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer, (i) are duly licensed and may lawfully offer and sell the shares in the state where the investment was made and in the state designated as the investor's legal residence in Section 3; and (ii) agree to maintain records of the information used to determine that an investment in shares is suitable and appropriate for the investor for a period of six years.

8. Electronic Delivery (Optional)

Instead of receiving paper copies of the applicable Prospectus, Prospectus supplements, annual reports, proxy statements, and other stockbroker communications and reports, you may elect to receive electronic delivery of stockholder communications from Sierra Income Corporation and/or Product 1. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing the Subscription Agreement in Section 8, you acknowledge and agree that you will not receive paper copies of any stockholder communications unless (i) you notify Sierra Income Corporation and/or Product 1 that you are revoking this election with respect to all stockholder communications or (ii) you specifically request that Sierra Income Corporation and/or Product 1 send a paper copy of a particular stockholder communications to you. Sierra Income Corporation and/or Product 1 has advised you that you have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. You also understand that you have the right to request a paper copy of any stockholder communication. By electing electronic delivery, you understand that you may incur certain costs associated with spending time online and downloading and printing stockholder communications and you may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair your timely receipt of or access to stockholder communications.

9. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations in paragraph (1) through (5). If a California resident you must also initial paragraph (6), if an Iowa resident you must also initial paragraph (7), if a Kansas resident you must also initial paragraph (8), if a Kentucky resident you must also initial paragraph (9), if a Maine resident you must also initial paragraph (10), if a Massachusetts resident you must also initial paragraph (11), if a Nebraska resident you must also initial paragraph (12), if a New Jersey resident you must also initial paragraph (13), if a New Mexico resident you must also initial paragraph (14), if a North Dakota resident you must also initial paragraph (15), if an Oklahoma resident you must also initial paragraph (16), If an Ohio resident you must also initial paragraph (17), if an Oregon resident you must also initial paragraph (18) and if a Texas resident you must also initial paragraph (19). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 and/or 10 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

10. Subscriber Signatures for Product 1

Please separately initial each of the representations in paragraph (1) through (5). If a New Jersey resident you must also initial paragraph (6), if a California resident you must also initial paragraph (7), if a Kansas or Massachusetts resident you must also initial paragraph (8), if a Kentucky, Michigan or Pennsylvania resident you must also initial paragraph (9), if an Iowa, Maine or Ohio resident you must also initial paragraph (10), if a North Dakota resident you must also initial paragraph (11), if an Oregon resident you must also initial paragraph (12) and if a Nebraska resident you must also initial paragraph (13). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Product 1 Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 9 and/or 10 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

MAILING INSTRUCTIONS

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

PAYMENT INSTRUCTIONS

Product 1 Investors: The portion of your purchase that is for Product 1, can be included as a check made payable to "Product 1" or wired to:

UMB Bank, N.A.
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871916944
FAO: (Include Account Title)

Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

4/14 SC0045-M

SIERRA
INCOME CORPORATION

Product 1 Logo

Subscription Agreement

This subscription agreement is not valid for use in AL, AR or TN.

1. Investment

Amount of Subscription: State of Sale:

Minimum Initial Investment is $2,000 ($2,500 - New York)
Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.

Investment Amount

Payment will be made with:
- ☐ Enclosed Checks
- ☐ Funds Wired
- ☐ Funds to Follow

Sierra Income Corporation (SIC) .... ____________

Product 1 (Product 1) .... ____________

2. Account Type - check one box only

Account Type	Additional Required Documentation
☐ Individual	If TOD, Transfer on Death form
☐ Joint Tenants (WROS)* ☐ Tenants in Common* ☐ Community Property* *All parties must sign	If JTWROS TOD, Transfer on Death form
☐ Trust	Trustee Certification form or trust documents
☐ Estate	Documents evidencing individuals authorized to act on behalf of estate
☐ Custodial ☐ UGMA: State of: ______ ☐ UTMA: State of: ______	None
☐ Corporation ☐ C Corp ☐ S Corp	Articles of Incorporation or Corporate Resolution
☐ LLC	LLC Operating Agreement or LLC Resolution
☐ Partnership	Partnership Certification of Powers or Certificate of Limited Partnership
☐ Non-Profit Organization	Formation document or other document evidencing authorized signers
☐ Profit Sharing Plan ☐ Defined Benefit Plan ☐ KEOGH Plan	Pages of plan document that list plan name, date, trustee name(s) and signatures
☐ Traditional IRA ☐ SEP IRA ☐ ROTH IRA ☐ Simple IRA ☐ Inherited IRA	None
☐ Other (Specify) ______________	

> For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 5

3. Investor Information

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)
Secondary Investor is: Additional Accountholder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name SSN/TIN DOB

Secondary Investor Name SSN/TIN DOB

Street Address

City State Zip Code

Mailing Address (optional)

City State Zip Code

Phone (day) Phone (evening) Email

3. Investor Information, continued

☐ US Citizen ☐ US Citizen residing outside the US ☐ Resident Alien ☐ Check here if you are subject to backup withholding

☐ Non-resident Alien, country: ______________________

Please attach a separate sheet with the above information for each additional investor.

4. Investment Title

Please print names in which units are to be registered. **(This is the name that will appear on your statement.)**

Title Line 1

Title Line 2

5. Third Party Custodian Information

> *Applies to ALL retirement accounts. Also applies to non-retirement accounts that have elected to use a third party custodian.*

> *Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian is responsible for sending payments pursuant to the instructions as set forth below.*

Custodian Name

Custodian Address

City State Zip Code

Custodian Telephone Number Custodian Tax Identification Number

Investor Account Number with Custodian

Important Note About Proxy Voting: *By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of SIC and/or Product 1 that are beneficially owned by the investor as reflected on the records of SIC and/or Product 1 as of the applicable record date at any meeting of the stockholders of SIC and/or Product 1. This authorization shall remain in place until revoked in writing by Custodian/Trustee. SIC and/or Product 1 is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.*

6. Distribution Information (Choose one or more of the following options)

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. The same distribution options and percentages will be used across all funds unless you indicate otherwise by requesting and attaching an Account Update Form for each fund and specifying the different options and distribution percentages individually for each fund.

If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian's approval.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus for SIC and/or Product 1, as applicable, you will promptly provide written notification to: SIC and/or Product 1 (as applicable), c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

	% of Distribution
☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the applicable Prospectus for SIC and/or Product 1	______
☐ Send distributions via check to investor's home address (or for Qualified Plans to the address listed in Section 5)	______
☐ Send distributions via check to the alternate payee listed here (not available for Qualified Plans without custodial approval)	______

Name

Address

City State Zip Code

Account Number

☐ Direct Deposit (Attach Voided Check) I authorize SIC and/or Product 1 or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify SIC and/or Product 1 in writing to cancel it. In the event that SIC and/or Product 1 deposits funds erroneously into my account, SIC and/or Product 1 is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Financial Institution Name: % of Distribution ☐ Checking

ABA/ Routing Number: Account Number: ☐ Savings

7. Broker - Dealer and Registered Representative Information

Broker-Dealer Name

Representative Name | Rep Number

Representative's Firm Name | Branch ID

Representative's Address

Representative's City | State | Zip Code

Representative's Phone | Representative's Fax Number

Representative's E-mail Address

This Subscription was made as follows:

☐ Through a participating Broker-Dealer

☐ Through a participating RIA* unaffiliated with a participating Broker-Dealer

☐ Shares are being purchased net of commissions

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for SIC and/or Product 1) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Based on the information I obtained from the subscriber regarding the subscriber's financial situation and investment objectives, I hereby certify to SIC and/or Product 1 that I have reasonable grounds for believing that the purchase of the shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Signature of Financial Representative: | Date:

(If required by Broker-Dealer)
Branch Manager Signature: | Date:

8. Electronic Delivery (Optional)

Instead of receiving paper copies of the Prospectus for SIC and/or Product 1, and Prospectus supplements, annual reports, proxy statements, and other stock-broker communications and reports, you may elect to receive electronic delivery of stockholder communications from SIC and/or Product 1. If you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify SIC and/or Product 1 that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that SIC and/or Product 1 send a paper copy of a particular stockholder communications to me. SIC and/or Product 1 has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only

Signature of Investor: | Date:

Signature of Joint Investor: | Date:

E-mail: (If blank - email from Section 3 will be used)

9. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner

1. I have received the final Prospectus of SIC at least five business days before signing the Subscription Agreement.

____ Owner ____ Co-Owner

2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards." I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____ Owner ____ Co-Owner

3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

9. Subscriber Signatures for Sierra Income Corporation, continued

____ Owner ____ Co-Owner

4. I am purchasing the shares for the account referenced in Section 4.

____ Owner ____ Co-Owner

5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____ Owner ____ Co-Owner

6. **California:** In addition to the suitability standards noted above, a California investor's total investment in us shall not exceed 10% of his or her net worth.

____ Owner ____ Co-Owner

7. **Iowa:** In addition to the suitability standards noted above, an Iowa investor's total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

8. **Kansas:** In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

9. **Kentucky:** In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

____ Owner ____ Co-Owner

10. **Maine:** In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

11. **Massachusetts:** In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor's aggregate investment in this offering and similar offerings, including direct participation investments, not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

12. **Nebraska:** In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

____ Owner ____ Co-Owner

13. **New Jersey:** In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor's aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities."

____ Owner ____ Co-Owner

14. **New Mexico:** In addition to the suitability standards noted above, a New Mexico resident's investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

15. **North Dakota:** In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

9. Subscriber Signatures for Sierra Income Corporation, continued

____ Owner ____ Co-Owner

15. **North Dakota:** In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

____ Owner ____ Co-Owner

16. **Oklahoma:** In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

____ Owner ____ Co-Owner

17. **Ohio:** In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

18. **Oregon:** In addition to the suitability standards noted above, an Oregon investor must limit is or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles).

____ Owner ____ Co-Owner

19. **Texas:** In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, SIERRA INCOME CORPORATION WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that:

- You do not expect to be able to sell your shares regardless of how we perform.
- If you are able to sell your shares, you will likely receive less than your purchase price.
- We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.
- Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.
- You may not have access to the money you invest for an indefinite period of time.
- An investment in our shares is not suitable for you if you need access to the money you invest.
- Because you will be unable to sell your shares, you will be unable to reduce your exposure in any market downturn.
- Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
- Previous distributions to stockholders were funded from temporary fee reductions that are subject to repayment to our Adviser. These distributions were not based on our investment performance and may not continue in the future. If our Adviser had not agreed to make expense support payments, these distributions would have come from your paid in capital. The reimbursement of these payments owed to our Adviser will reduce the future distributions to which you would otherwise be entitled.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: ____________________ Date: __________

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: ____________________ Date: __________

10. Subscriber Signatures for Product I

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner

1. I (we) have received the final Prospectus of Product 1 at least five business days before signing the Subscription Agreement.

____ Owner ____ Co-Owner

2. I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____ Owner ____ Co-Owner

3. I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____ Owner ____ Co-Owner

4. I (we) am/are purchasing the shares for the account referenced above.

____ Owner ____ Co-Owner

5. I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____ Owner ____ Co-Owner

6. For residents of **New Jersey** only: My (our) liquid worth is at least 10 times my (our) investment in this or similar programs.

____ Owner ____ Co-Owner

7. For residents of **California** only: I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $100,000 and had during the last year or estimate that I (we) will have in the current year gross income of at least $75,000; or (ii) have a net worth of at least $250,000. In addition, my (our) investment does not exceed ten percent (10%) of my (our) net worth; provided, however, that such suitability standards shall not be applicable to an individual (or a husband and wife) who, including the proposed purchase, has not purchased more than $2,500 worth of securities issued or proposed to be issued by us within the 12 months preceding the proposed sale.

____ Owner ____ Co-Owner

8. If I (we) am/are a **Kansas or Massachusetts** Investor: I (we) acknowledge that the Office of the Kansas Securities Commissioner and the Massachusetts Securities Division recommend that investors limit their aggregate investment in shares of Product 1 and other similar direct participation investments to not more than 10% of their liquid net worth. For purposes of this recommendation for Kansas investors, liquid net worth is defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

9. For residents of **Kentucky, Michigan and Pennsylvania** only: My (our) liquid net worth is at least 10 times my (our) maximum investment in Product 1.

____ Owner ____ Co-Owner

10. For residents of **Iowa, Maine and Ohio** only: My (our) investment in Product 1 and all affiliates of Product 1 does not exceed 10% of my (our) liquid net worth.

____ Owner ____ Co-Owner

11. For residents of **North Dakota**: My (our) net worth is at least 10 times my (our) maximum investment in Product 1.

____ Owner ____ Co-Owner

12. An **Oregon** investor's maximum investment in the issuer and its affiliates may not exceed 10% of their net worth.

____ Owner ____ Co-Owner

13. For residents of **Nebraska** only: I (we) either: (i) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $100,000 and an annual income of $70,000, or (ii) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $350,000. In addition, my (our) investment does not exceed ten percent of my (our) net worth (excluding home, home furnishings and automobiles).

10. Subscriber Signatures for Product 1, continued

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, PRODUCT 1 WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: Date:

MAILING INSTRUCTIONS

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

PAYMENT INSTRUCTIONS

Product 1 Investors: The portion of your purchase that is for Product 1, can be included as a check made payable to "Product 1" or wired to:

UMB Bank, N.A.
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871916944
FAO: (Include Account Title)

Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

4/14 SC0044-K

SIERRA
INCOME CORPORATION

Product 1 Logo

Product 2 Logo

Investor Instructions

This subscription agreement is not valid for use in AL, AR or TN.
Please follow these instructions carefully. Failure to do so could result in the rejection of your subscription.

1. Investment

PLEASE NOTE: Money orders, traveler's checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted.
A minimum initial investment of $2,000 is required, except in New York, where the minimum investment is $2,500 for Sierra Income Corporation and/or Product 1. In no event shall any investment be less than $100.

2. Unit Class (Product 2 Only)

Please consult with your financial representative and check the appropriate box to indicate the class of units you intend to purchase.

3. Account Type - Check one box only

Please check the appropriate box to indicate the account type of the subscription.

4. Investor Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

Enter the name(s), mailing address and telephone numbers of the registered owner of the investment.

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

All investors must provide a taxpayer identification number or social security number. By signing in Section 11 and/or 12 and/or 13, you are certifying that this number is correct.

5. Investment Title

Please print the exact name(s) in which shares and/or units are to be registered.

For trusts, include the name of the trust and the name of the trustee.
For qualified plans, include the custodian name, plan name, and individual name, if applicable.
For IRAs, include the custodian name and individual name.
For entities, include the entity name.

6. Third Party Custodian Information

Complete this section for ALL retirement accounts, as well as non-retirement accounts that have elected to use a third party custodian.

Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian is responsible for sending payments pursuant to the instructions as set forth below.

If you would like to purchase shares and/or units through an IRA account, First Trust Retirement has agreed to act as IRA custodian for such purpose for each of SIC, Product 1 and Product 2. In addition, Community National Bank has agreed to act as IRA Custodian for purchases of Product 1 only or for joint purchases with SIC and/or Product 2; however, we do not require that you use our IRA custodian.

If you would like to establish a new IRA account with First Trust Retirement, SIC and/or Product 1 and/or Product 2 will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. If you would like to establish a new IRA account with Community National Bank, Product 1 will pay the first-year annual IRA maintenance fees of such accounts with Community National Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees which are currently $25 per account per year. A separate IRA application from First Trust Retirement must be completed and can be found in the Product 2 Combined/Traditional Roth Package. Further information about custodial services is available through your financial representative or our dealer manager.

Over Please

7. Distribution Information (Choose one or more of the following options)

PLEASE NOTE: If you elect to participate in the Distribution Reinvestment Plan of SIC and/or Product 1 and/or Product 2, you must agree that if at any time you cannot make the investor representations or warranties set forth in the Prospectus or the Subscription Agreement relating to such investment, you must promptly notify the Investment Processing Department for SIC and/or Product 1 and/or Product 2 in writing of that fact. This request in no way shifts the responsibility of the fund's sponsor, or any other person selling units on behalf of the fund to you, to make every reasonable effort to determine that the purchase of the fund's shares and/or units is a suitable and appropriate investment based on information provided by you.

Complete this section to (1) enroll in the Distribution Reinvestment Plan of SIC and/or Product 1 and/or Product 2, (2) to elect to receive distributions by direct deposit and/or (3) to elect to receive distributions by check. If you elect direct deposit, you must attach a voided check with this completed Subscription Agreement. You can choose to have all or a portion of your distributions reinvested through the Distribution Reinvestment Plan. You must indicate the percentage of our distribution to be applied to each option selected and the sum of the allocations must equal 100%. The same distribution options and percentages will be used across all funds unless you indicate otherwise by requesting and attaching an Account Update Form for each fund and specifying the different options and distribution percentages individually for each fund. (If you do not complete this section, distributions will be paid to the registered owner at the address in Section 5. IRA accounts may not direct distributions without the third party custodian's approval.)

8. Broker - Dealer and Registered Representative Information

PLEASE NOTE: The Financial Representative or Broker-Dealer or Registered Investment Advisor must complete and sign this section of the Subscription Agreement. All fields are mandatory.

Required Representations: By signing Section 8, the registered representative of the Broker-Dealer or Registered Investment Advisor confirms on behalf of the Broker-Dealer or Registered Investment Advisor that he or she:

- has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;
- has discussed the investor's prospective purchase of shares and/or units with such investor;
- has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and/or units and other fundamental risks related to the investment in the shares and/or units, the restrictions on transfer of the shares and/or units and the risk that the investor could lose his or her entire investment in the shares and/or units;
- has delivered to the investor the Prospectus required to be delivered in connection with this subscription;
- has reasonable grounds to believe the investor is purchasing these shares and/or units for the account referenced in Section 3, and
- has reasonable grounds to believe the purchase of shares and/or units is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the Broker-Dealer or Registered Investment Advisor represents that he or she and the Broker-Dealer or Registered Investment Advisor, (i) are duly licensed and may lawfully offer and sell the shares and/or units in the state where the investment was made and in the state designated as the investor's legal residence in Section 4; and (ii) agree to maintain records of the information used to determine that an investment in shares and/or units is suitable and appropriate for the investor for a period of six years.

9. Limited Liability Company Agreement (Product 2 Only)

By signing the Subscription Agreement, you agree to be bound by the terms of our operating agreement and any of its amendments or supplements and authorize Product 2 to make all filings of certificates, instruments, agreements or other documents as may be required or advisable under Delaware law.

10. Electronic Delivery (Optional)

Instead of receiving paper copies of the Prospectus for SIC and/or Product 1 and/or Product 2, and Prospectus supplements, annual reports, proxy statements, and other stockholder and/or unitholder communications and reports, you may elect to receive electronic delivery of stockholder communications from SIC and/or Product 1 and/or unitholder communications from Product 2. For Product 2 unitholders, if you would like to consent to electonic delivery please visit our website at www.Product2.com. For SIC and/or Product 1 stockholders, if you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify SIC and/or Product 1 that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that SIC and/or Product 1 send a paper copy of a particular stockholder communications to me. SIC and/or Product 1 has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

11. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations in paragraph (1) through (5). If a California resident you must also initial paragraph (6), if an Iowa resident you must also initial paragraph (7), if a Kansas resident you must also initial paragraph (8), if a Kentucky resident you must also initial paragraph (9), if a Maine resident you must also initial paragraph (10), if a Massachusetts resident you must also initial paragraph (11), if a Nebraska resident you must also initial paragraph (12), if a New Jersey resident you must also initial paragraph (13), if a New Mexico resident you must also initial paragraph (14), if a North Dakota resident you must also initial paragraph (15), if an Oklahoma resident you must also initial paragraph (16), If an Ohio resident you must also initial paragraph (17), if an Oregon resident you must also initial paragraph (18) and if a Texas resident you must also initial paragraph (19). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 11 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

12. Subscriber Signatures for Product 1

Please separately initial each of the representations in paragraph (1) through (5). If a New Jersey resident you must also initial paragraph (6), if a California resident you must also initial paragraph (7), if a Kansas or Massachusetts resident you must also initial paragraph (8), if a Kentucky, Michigan or Pennsylvania resident you must also initial paragraph (9), if an Iowa, Maine or Ohio resident you must also initial paragraph (10), if a North Dakota resident you must also initial paragraph (11), if an Oregon resident you must also initial paragraph (12) and if a Nebraska resident you must also initial paragraph (13). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Product 1 Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 12 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

13. Subscriber Signatures for Product 2

Please separately initial each of the representations in paragraph (1) through (5). If a California resident you must also initial paragraph (6), if an Iowa resident you must also initial paragraph (7), if a Kansas resident you must also initial paragraph (8), if a Kentucky resident you must also initial paragraph (9), if a Maine resident you must also initial paragraph (10), if a Massachusetts resident you must also initial paragraph (11), if a Nebraska resident you must also initial paragraph (12), if a New Jersey resident you must also initial paragraph (13), if a New Mexico resident you must also initial paragraph (14), if a North Dakota resident you must also initial paragraph (15), if an Ohio resident you must also initial paragraph (16), if an Oklahoma resident you must also initial paragraph (17), if a Oregon resident you must also initial paragraph (18) and if a Texas resident you must also initial paragraph (19). Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

Please refer to the Prospectus under "Suitability Standards" to verify that you meet the minimum suitability standards imposed by the state of your primary residence.

By signing this Subscription Agreement, you agree to provide the information in Section 13 of the agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

MAILING INSTRUCTIONS

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

PAYMENT INSTRUCTIONS

Product 1 and/or Product 2 Investors: The portion of your purchase that is for Product 1 and/or Product 2, can be included as a check made payable to Product 1 and/or Product 2, as applicable, or wired to:

UMB Bank, N.A.
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871916944
FAO: (Include Account Title)

Product 2 Investors in Pennsylvania: Until we have raised the minimum offering amount required in the state of Pennsylvania, the Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for Product 2" for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the "Suitability Standards-Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

UMB Bank, N.A., as Escrow Agent for
Product 2
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9872012763
FAO: (Include Account Title)

Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

4/14 SC0119-D

SIERRA
INCOME CORPORATION

Product 1 Logo

Product 2 Logo

Subscription Agreement

This subscription agreement is not valid for use in AL, AR or TN.

1. Investment

Amount of Subscription	State of Sale	Investment Amount
Minimum Initial Investment is $2,000 ($2,500 - New York - SIC & Product 1 Only) Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.	Sierra Income Corporation (SIC)	
Payment will be made with: ☐ Enclosed Checks ☐ Funds Wired ☐ Funds to Follow *(SIC & Product 1 Only)*	Product 1 (Product 1)	
	Product 2 (Product 2)	

2. Unit Class (Product 2 Only)

Please consult with your financial representative and check one of the following options pertaining to the class of units you intend to purchase. The Prospectus contains additional information regarding the unit classes, including the different fees which are payable with respect to each class.

☐ Class A Units ☐ Class C Units ☐ Class I Units

3. Account Type - check one box only

Account Type	Additional Required Documentation
☐ Individual	If TOD, Transfer on Death form
☐ Joint Tenants (WROS)* ☐ Tenants in Common* ☐ Community Property* *All parties must sign	If JTWROS TOD, Transfer on Death form
☐ Trust	Trustee Certification form or trust documents
☐ Estate	Documents evidencing individuals authorized to act on behalf of estate
☐ Custodial ☐ UGMA: State of: ______ ☐ UTMA: State of: ______	None
☐ Corporation ☐ C Corp ☐ S Corp	Articles of Incorporation or Corporate Resolution
☐ LLC	LLC Operating Agreement or LLC Resolution
☐ Partnership	Partnership Certification of Powers or Certificate of Limited Partnership
☐ Non-Profit Organization	Formation document or other document evidencing authorized signers
☐ Profit Sharing Plan ☐ Defined Benefit Plan ☐ KEOGH Plan	Pages of plan document that list plan name, date, trustee name(s) and signatures
☐ Traditional IRA ☐ SEP IRA ☐ ROTH IRA ☐ Simple IRA ☐ Inherited IRA	None
☐ Other (Specify) ______________	

> For Non-Qualified Custodial Accounts and All Qualified Accounts, please complete Section 6

4. Investor Information

Primary Investor is: Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)
Secondary Investor is: Additional Accountholder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name SSN/TIN DOB

Secondary Investor Name SSN/TIN DOB

Street Address

City State Zip Code

4. Investor Information, continued

Street Address

City | State | Zip Code

Mailing Address (optional)

City | State | Zip Code

Phone (day) | Phone (evening) | Email

☐ US Citizen ☐ US Citizen residing outside the US ☐ Resident Alien ☐ Check here if you are subject to backup withholding

☐ Non-resident Alien, country: ______________________________

Please attach a separate sheet with the above information for each additional investor.

5. Investment Title

Please print names in which units are to be registered. **(This is the name that will appear on your statement.)**

Title Line 1

Title Line 2

6. Third Party Custodian Information

> *Applies to ALL retirement accounts. Also applies to non-retirement accounts that have elected to use a third party custodian.*

> *Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian is responsible for sending payments pursuant to the instructions as set forth below.*

Custodian Name

Custodian Address

City | State | Zip Code

Custodian Telephone Number | Custodian Tax Identification Number

Investor Account Number with Custodian

Important Note About Proxy Voting: *By signing this subscription agreement, Custodian/Trustee authorizes the investor to vote the number of shares of common stock of SIC and/or Product 1 and/or Units of Product 2 that are beneficially owned by the investor as reflected on the records of SIC and/or Product 1 and/or Product 2 as of the applicable record date at any meeting of the stockholders of SIC and/or Product 1 and/or Unit holders of Product 2. This authorization shall remain in place until revoked in writing by Custodian/Trustee. SIC and/or Product 1 and/or Product 2 is hereby authorized to notify the investor of his or her right to vote consistent with this authorization.*

7. Distribution Information (Choose one or more of the following options)

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. The same distribution options and percentages will be used across all funds unless you indicate otherwise by requesting and attaching an Account Update Form for each fund and specifying the different options and distribution percentages individually for each fund.

If you do not complete this section, distributions will be paid to the registered owner at the address in Section 4. IRA accounts may not direct distributions without the custodian's approval.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus for SIC and/or Product 1 and/or Product 2, as applicable, you will promptly provide written notification to: SIC and/or Product 1 and/or Product 2 (as applicable), c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

	% of Distribution
☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the applicable Prospectus for SIC and/or Product 1 and/or Product 2	________
☐ Send distributions via check to investor's home address (or for retirement accounts the address listed in Section 6)	________
☐ Send distributions via check to the alternate payee listed here (not available for retirement accounts without custodian's approval)	________

Name

Address

City | State | Zip Code

Account Number

7. Distribution Information (Choose one or more of the following options), continued

☐ Direct Deposit (Attach Voided Check) I authorize SIC and/or Product 1 and/or Product 2 or its agent to deposit my distributions in the checking or savings account identified below. This authority will remain in force until I notify SIC and/or Product 1 and/or Product 2 in writing to cancel it. In the event that SIC and/or Product 1 and/or Product 2 deposits funds erroneously into my account, SIC and/or Product 1 and/or Product 2 is authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

☐ Checking

Financial Institution Name | % of Distribution | ☐ Savings

ABA/ Routing Number | Account Number

8. Broker - Dealer, Registered Investment Advisor and Financial Representative Information

Broker-Dealer Name

Representative Name | Rep Number

Representative's Firm Name | Branch ID

Representative's Address

Representative's City | State | Zip Code

Representative's Phone | Representative's Fax Number

Representative's E-mail Address

This Subscription was made as follows:

☐ Through a participating Broker-Dealer

☐ Through a participating RIA* unaffiliated with a participating Broker-Dealer

☐ Shares and/or units are being purchased net of commissions (Class A & Class C units only for Product 2)

*RIAs must first execute a firm level RIA Placement Agreement with SC Distributors (the Dealer Manager for SIC and/or Product 1 and/or Product 2) before conducting business. To obtain an RIA Placement Agreement or for additional questions please contact SC Distributors at: 877-907-1148.

Based on the information I obtained from the subscriber regarding the subscriber's financial situation and investment objectives, I hereby certify to SIC and/or Product 1 and/or Product 2 that I have reasonable grounds for believing that the purchase of the shares by the Subscriber is a suitable and appropriate investment for this Subscriber.

Financial Representative Signature | Date

(If required by Broker-Dealer)
Branch Manager Signature | Date

9. Limited Liability Company Agreement (Product 2 Only)

By executing the Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes Product 2 to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware.

10. Electronic Delivery (Optional)

Instead of receiving paper copies of the Prospectus for SIC and/or Product 1 and/or Product 2, and Prospectus supplements, annual reports, proxy statements, and other stockholder and/or unitholder communications and reports, you may elect to receive electronic delivery of stockholder communications from SIC and/or Product 1 and/or unitholder communications from Product 2. For Product 2 unitholders, if you would like to consent to electonic delivery please visit our website at www.Product2.com. For SIC and/or Product 1 stockholders, if you would like to consent to electronic delivery, including pursuant to CD-ROM or electronic mail, please sign and return this election with your Subscription Agreement.

By signing below, I acknowledge and agree that I will not receive paper copies of any stockholder communications unless (i) I notify SIC and/or Product 1 that I am revoking this election with respect to all stockholder communications or (ii) I specifically request that SIC and/or Product 1 send a paper copy of a particular stockholder communications to me. SIC and/or Product 1 has advised me that I have the right to revoke this election at any time and receive all stockholder communications as paper copies through the mail. I also understand that I have the right to request a paper copy of any stockholder communication.

By electing electronic delivery, I understand that I may incur certain costs associated with spending time online and downloading and printing stockholder communications and I may be required to download software to read documents delivered in electronic format. Electronic delivery also involves risks related to system or network outages that could impair my timely receipt of or access to stockholder communications.

Electronic Delivery Acknowledgement Only

Signature of Investor: | Date:

Signature of Joint Investor: | Date:

E-mail: (If blank - email from Section 3 will be used)

11. Subscriber Signatures for Sierra Income Corporation

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner

1. I have received the final Prospectus of SIC at least five business days before signing the Subscription Agreement.

____ Owner ____ Co-Owner

2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards." I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____ Owner ____ Co-Owner

3. I acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____ Owner ____ Co-Owner

4. I am purchasing the shares for the account referenced in Section 4.

____ Owner ____ Co-Owner

5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____ Owner ____ Co-Owner

6. **California:** In addition to the suitability standards noted above, a California investor's total investment in us shall not exceed 10% of his or her net worth.

____ Owner ____ Co-Owner

7. **Iowa:** In addition to the suitability standards noted above, an Iowa investor's total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

8. **Kansas:** In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

9. **Kentucky:** In addition to the suitability standards noted above, a Kentucky investor must have (i) either gross annual income of at least $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or (ii) a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in these securities.

____ Owner ____ Co-Owner

10. **Maine:** In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

11. **Massachusetts:** In addition to the suitability standards noted above, the Massachusetts Securities Division recommends that an investor's aggregate investment in this offering and similar offerings, including direct participation investments, not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

12. **Nebraska:** In addition to the suitability standards noted above, a Nebraska investor must have either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor may not invest more than 10% of his or her net worth in this offering.

11. Subscriber Signatures for Sierra Income Corporation, continued

____ Owner ____ Co-Owner

13. **New Jersey:** In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends than an investor's aggregate investment in this offering and similar direct participation program investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities."

____ Owner ____ Co-Owner

14. **New Mexico:** In addition to the suitability standards noted above, a New Mexico resident's investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

15. **North Dakota:** In addition to the suitability standards noted above, North Dakota requires that shares may only be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

____ Owner ____ Co-Owner

16. **Oklahoma:** In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

____ Owner ____ Co-Owner

17. **Ohio:** In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner

18. **Oregon:** In addition to the suitability standards noted above, an Oregon investor must limit is or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles).

____ Owner ____ Co-Owner

19. **Texas:** In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, SIC WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

By signing below, you also acknowledge that:

- You do not expect to be able to sell your shares regardless of how we perform.
- If you are able to sell your shares, you will likely receive less than your purchase price.
- We do not intend to list our shares on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the shares to develop.
- Beginning the second quarter of 2013, we intend to implement a share repurchase program, but only a limited number of shares are eligible for repurchase by us. In addition, any such repurchases will be at a price equal to our most recently disclosed net asset value per share immediately prior to the date of repurchase.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: ____________________ Date: ____________

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: ____________________ Date: ____________

12. Subscriber Signatures for Product 1

Please separately initial each of the representations below. Except in the case of fiduciary, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner

1. I (we) have received the final Prospectus of Product 1 at least five business days before signing the Subscription Agreement.

____ Owner ____ Co-Owner

2. I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____ Owner ____ Co-Owner

3. I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____ Owner ____ Co-Owner

4. I (we) am/are purchasing the shares for the account referenced above.

____ Owner ____ Co-Owner

5. I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____ Owner ____ Co-Owner

6. For residents of **New Jersey** only: My (our) liquid worth is at least 10 times my (our) investment in this or similar programs.

____ Owner ____ Co-Owner

7. For residents of **California** only: I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $100,000 and had during the last year or estimate that I (we) will have in the current year gross income of at least $75,000; or (ii) have a net worth of at least $250,000. In addition, my (our) investment does not exceed ten percent (10%) of my (our) net worth; provided, however, that such suitability standards shall not be applicable to an individual (or a husband and wife) who, including the proposed purchase, has not purchased more than $2,500 worth of securities issued or proposed to be issued by us within the 12 months preceding the proposed sale.

____ Owner ____ Co-Owner

8. If I (we) am/are a **Kansas or Massachusetts** Investor: I (we) acknowledge that the Office of the Kansas Securities Commissioner and the Massachusetts Securities Division recommend that investors limit their aggregate investment in shares of Product 1 and other similar direct participation investments to not more than 10% of their liquid net worth. For purposes of this recommendation for Kansas investors, liquid net worth is defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner

9. For residents of **Kentucky, Michigan and Pennsylvania** only: My (our) liquid net worth is at least 10 times my (our) maximum investment in Product 1.

____ Owner ____ Co-Owner

10. For residents of **Iowa, Maine and Ohio** only: My (our) investment in Product 1 and all affiliates of Product 1 does not exceed 10% of my (our) liquid net worth.

____ Owner ____ Co-Owner

11. For residents of **North Dakota**: My (our) net worth is at least 10 times my (our) maximum investment in Product 1.

____ Owner ____ Co-Owner

12. An **Oregon** investor's maximum investment in the issuer and its affiliates may not exceed 10% of their net worth.

____ Owner ____ Co-Owner

13. For residents of **Nebraska** only: I (we) either: (i) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $100,000 and an annual income of $70,000, or (ii) have a minimum net worth (excluding home, home furnishings and automobiles) of at least $350,000. In addition, my (our) investment does not exceed ten percent of my (our) net worth (excluding home, home furnishings and automobiles).

12. Subscriber Signatures for Product 1, continued

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF A SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, PRODUCT 1 WILL SEND THE SUBSCRIBER CONFIRMATION OF HIS OR HER PURCHASE AFTER HE OR SHE HAS BEEN ADMITTED AS A STOCKHOLDER.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: Date:

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: Date:

13. Subscriber Signatures for Product 2

Please separately initial each of the representations below. Except in the case of fiduciary accounts, you may not grant any person or power of attorney to make such representations on your behalf. I hereby acknowledge and/or represent the following:

____ Owner ____ Co-Owner

1. A copy of the prospectus of Product 2 has been delivered or made available to me. In addition, I acknowledge that from time to time following the escrow period, the purchase price per unit may change and I can access this information through Product 2's website.

____ Owner ____ Co-Owner

2. I have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards."

____ Owner ____ Co-Owner

3. I acknowledge that there is no public market for the units and, thus, my investment in units is not liquid.

____ Owner ____ Co-Owner

4. I am purchasing the units for the account referenced above.

____ Owner ____ Co-Owner

5. I acknowledge that I will not be admitted as a unitholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the units.

____ Owner ____ Co-Owner

6. **California:** In addition to the minimum suitability standards described above, a California investor must have either: (i) a minimum net worth of $350,000 (exclusive of home, auto and furnishings); or (ii) a minimum annual gross income of $85,000 and a net worth of $150,000 (exclusive of home, auto and furnishings). In addition, a California investor's maximum investment in the issuer may not exceed 10% of such investor's net worth.

____ Owner ____ Co-Owner

7. **Iowa:** In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash and/or cash equivalents.

____ Owner ____ Co-Owner

8. **Kansas:** In addition to the minimum suitability standards described above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in the issuer and other non-traded business development companies. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with GAAP.

____ Owner ____ Co-Owner

9. **Kentucky:** In addition to the minimum suitability standards described above, all Kentucky residents who invest in the issuer must have a minimum gross annual income of $85,000 and a minimum net worth of $85,000 or a minimum net worth of $300,000. In addition, Kentucky investors must limit his or her investment in the issuer to 10% of his or her liquid net worth.

____ Owner ____ Co-Owner

10. **Maine:** In addition to the minimum suitability requirements, it is recommended that Maine investors limit their investment in the issuer and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

13. Subscriber Signatures for Product 2, continued

____Owner ____ Co-Owner 11. **Massachusetts:** In addition to the suitability described above, Massachusetts investors may not invest more than 10% of their liquid net worth in the issuer and other non-traded direct participation programs. For Massachusetts residents, "liquid net worth" is that portion of an investor's net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner 12. **Nebraska:** In addition to the suitability standards described above, a Nebraska investor must have either (i) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $500,000. In addition, a Nebraska investor's maximum investment in the issuer may not exceed 10% of such investor's net worth.

____Owner ____Co-Owner 13. **New Jersey:** In addition to the suitability standards described above, New Jersey investors must limit their investment in the issuer, the issuer's affiliates, and in other non-traded business development companies to not more than 10% of their liquid net worth. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____ Owner ____ Co-Owner 14. **New Mexico:** In addition to the minimum suitability standards described above, a New Mexico investor's maximum investment in the issuer may not exceed 10% of such investor's liquid net worth.

____ Owner ____ Co-Owner 15. **North Dakota:** In addition to the minimum suitability standards described above, North Dakota investors must represent that, in addition to the standards listed above, they have a net worth of at least ten times their investment in the issuer.

____ Owner ____ Co-Owner 16. **Ohio:** In addition to the minimum suitability standards described above, an Ohio investor must have a liquid net worth of at least ten times such Ohio resident's investment in the issuer and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____ Owner ____ Co-Owner 17. **Oklahoma:** In addition to the minimum suitability standards described above, an Oklahoma resident's investment in the issuer must not exceed ten percent (10%) of their liquid net worth.

____ Owner ____ Co-Owner 18. **Oregon:** In addition to the minimum suitability standards described above, Oregon investors must have a net worth of at least ten times their investment in the issuer.

____ Owner ____ Co-Owner 19. **Texas:** Texas residents purchasing units (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in the issuer, the issuer's affiliates and in other non-traded business development companies. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

I ACKNOWLEDGE RECEIPT OF THE PROSPECTUS, WHETHER OVER THE INTERNET, ON A CD-ROM, A PAPER COPY OR ANY OTHER DELIVERY METHOD. IF MY SUBSCRIPTION IS ACCEPTED, PRODUCT 2 WILL SEND ME CONFIRMATION OF MY PURCHASE AFTER I HAVE BEEN ADMITTED AS A UNITHOLDER. NO SALE OF UNITS OF PRODUCT 2 MAY BE COMPLETED UNTIL AT LEAST FIVE BUSINESS DAYS AFTER I RECEIVE THE FINAL PROSPECTUS.

The undersigned hereby applies to purchase units in PRODUCT 2 in accordance with the terms and conditions of the limited liability company operating agreement attached as Exhibit A to the Prospectus.

Substitute W-9: I HEREBY CERTIFY under penalty of perjury (i) that the taxpayer identification number shown on the Subscription is true, correct and complete, (ii) that I am not subject to backup withholding either (a) I am exempt backup withholding, (b) because I have not been notified that I am subject to backup agreement withholding as a result of a failure to report all interest or distributions, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholdings, (iii) I am a U.S. citizen or a U.S. person.

Signature of Investor: ______ Date: ______

Signature of Joint Investor or
for Qualified Plans, of Trustee/Custodian: ______ Date: ______

MAILING INSTRUCTIONS

The Subscription Agreement, together with any payments being made by check, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

For Paperwork (including the Subscription Agreement):

Regular Mail
Investment Processing Department
c/o DST Systems, Inc.
P.O. Box 219731
Kansas City, MO 64121-9731
Toll Free: 877.907.1148

Overnight Mail
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105
Toll Free: 877.907.1148

Subscription Agreements may be faxed to:
855.223.2474

PAYMENT INSTRUCTIONS

Product 1 and/or Product 2 Investors: The portion of your purchase that is for Product 1 and/or Product 2, can be included as a check made payable to Product 1 and/or Product 2, as applicable, or wired to:

UMB Bank, N.A.
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871916944
FAO: (Include Account Title)

Product 2 Investors in Pennsylvania: Until we have raised the minimum offering amount required in the state of Pennsylvania, the Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for Product 2" for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below. Please refer to the "Suitability Standards-Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

UMB Bank, N.A., as Escrow Agent for
Product 2
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9872012763
FAO: (Include Account Title)

Sierra Income Corporation Investors: The Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Agent for Sierra Income Corporation" for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to:

UMB Bank, N.A., as Agent for
Sierra Income Corporation
1010 Grand Boulevard, 4th Floor
Kansas City, MO 64106
ABA #: 101000695
Account #: 9871976289
FAO: (Include Account Title)

4/14 SC0118-G